INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	2022	2021
Software	469,883	563,115
Total	469,883	563,115

Cost:	Software
Balance as of January 1, 2021	2,114,558
Additions	200,240
Balance as of December 31, 2021	2,314,798
Additions	104,226
Balance as of December 31, 2022	2,419,024
Accumulated amortization:
Balance as of January 1, 2021	(1,549,052)
Amortization	(202,631)
Balance as of December 31, 2021	(1,751,683)
Amortization	(197,458)
Balance as of December 31, 2022	(1,949,141)